Net Sales by Product (Detail) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net sales		$ 2,603.8	$ 2,461.3	$ 2,578.5	$ 2,430.0	$ 2,519.5	$ 2,184.5	$ 2,291.5	$ 2,174.1	$ 10,073.6	$ 9,169.6	$ 9,240.5
Airbag Products
Segment Reporting Information [Line Items]
Net sales	[1]									5,255.8	5,036.2	5,019.3
Seatbelt Products
Segment Reporting Information [Line Items]
Net sales	[1]									2,665.2	2,599.1	2,800.1
Passive Safety Electronic Products
Segment Reporting Information [Line Items]
Net sales										1,031.0	923.2	932.0
Active Safety Products
Segment Reporting Information [Line Items]
Net sales										738.6	$ 611.1	$ 489.1
Brake Control Systems
Segment Reporting Information [Line Items]
Net sales										$ 383.0

[1]	Including Corporate and other sales.